Loans (Details) - Schedule of Company’s Outstanding Loans - USD ($)	Feb. 29, 2024	Aug. 31, 2023
Schedule of Company’s Outstanding Loans [Abstract]
Long-term loans, current portion	$ 61,240	$ 61,240
Total	$ 61,240	$ 61,240